CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2024 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
Communications - 4.5%
AT&T, Inc.	48,000	$ 917,280
Comcast Corporation - Class A	18,500	724,460
Verizon Communications, Inc.	26,000	1,072,240
		2,713,980
Consumer Discretionary - 7.1%
Best Buy Company, Inc.	11,500	969,335
Genuine Parts Company	8,395	1,161,196
Home Depot, Inc. (The)	1,100	378,664
Kohl's Corporation	16,500	379,335
Tapestry, Inc.(a)	32,000	1,369,280
		4,257,810
Consumer Staples - 10.0%
JM Smucker Company (The)(a)	8,700	948,648
Kellanova	14,000	807,520
Kimberly-Clark Corporation	9,500	1,312,900
Mondelez International, Inc. - A(a)	11,000	719,840
Philip Morris International, Inc.	12,000	1,215,960
Target Corporation	6,500	962,260
		5,967,128
Energy - 9.6%
Chevron Corporation	8,400	1,313,928
ConocoPhillips(a)	10,200	1,166,676
Devon Energy Corporation	13,000	616,200
Exxon Mobil Corporation(a)	9,000	1,036,080
Shell PLC - ADR(a)	22,250	1,606,005
		5,738,889
Financials - 15.8%
Bank of New York Mellon Corporation (The)(a)	24,500	1,467,305
JPMorgan Chase & Company	8,100	1,638,306
M&T Bank Corporation(a)	2,950	446,512
MetLife, Inc.(a)	16,000	1,123,040
Prudential Financial, Inc.(a)	9,000	1,054,710
Travelers Companies, Inc. (The)(a)	1,500	305,010
Truist Financial Corporation	28,000	1,087,800
US Bancorp	20,500	813,850
Wells Fargo & Company(a)	24,500	1,455,055
		9,391,588
Health Care - 12.9%
Bristol-Myers Squibb Company	22,100	917,813
CVS Health Corporation	26,500	1,565,090
Johnson & Johnson	9,800	1,432,368
Medtronic PLC	15,700	1,235,747
Merck & Company, Inc.(a)	10,700	1,324,660

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
Health Care - 12.9% (Continued)
Pfizer, Inc.	42,500	1,189,150
		7,664,828
Industrials - 7.4%
Emerson Electric Company	10,200	1,123,632
Lockheed Martin Corporation	1,300	607,230
RTX Corporation	7,400	742,886
Stanley Black & Decker, Inc.	13,000	$ 1,038,570
United Parcel Service, Inc. - B	6,605	903,894
		4,416,212
Materials - 4.2%
Dow, Inc.(a)	22,000	1,167,100
International Flavors & Fragrances, Inc.(a)	13,800	1,313,898
		2,480,998
Real Estate - 2.3%
Ventas, Inc. [2]	26,900	1,378,894

Technology - 11.0%
Broadcom, Inc.	800	1,284,424
Cisco Systems, Inc.	27,500	1,306,525
Fidelity National Information Services, Inc.(a)	14,000	1,055,040
Hewlett Packard Enterprise Company(a)	45,000	952,650
HP, Inc.(a)	39,000	1,365,780
International Business Machines Corporation(a)	3,250	562,088
		6,526,507
Utilities - 6.5%
Atmos Energy Corporation(a)	9,500	1,108,175
Dominion Energy, Inc.	1,200	58,800
Duke Energy Corporation	10,800	1,082,484
National Fuel Gas Company	12,000	650,280
NiSource, Inc.	33,000	950,730
		3,850,469

Total Common Stocks (Cost $40,511,750)		$ 54,387,303

MONEY MARKET FUNDS - 9.0%	Shares	Value
Fidelity Government Portfolio - CLASS I, 5.22% (b) (Cost $5,385,037)	5,385,037	$ 5,385,037

Total Investments at Value - 100.3% (Cost $45,896,787)		$ 59,772,340

Liabilities in Excess of Other Assets - (0.3%)		(205,349)

Net Assets - 100.0%		$ 59,566,991

ADR - American Depositary Receipt.

(a)       Security covers a written call option. The total value of securities as of June 30, 2024 was $21,547,552.

(b)       The rate shown is the 7-day effective yield as of June 30, 2024.

CANTOR FITZGERALD EQUITY DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

COVERED WRITTEN CALL OPTIONS	Contracts(c)	Notional Value	Strike Price	Expiration Date	Value of Options
Atmos Energy Corp	54	$629,910	$ 120	10/21/2024	$ 15,120
Bank New York Mellon Corp	120	718,680	60	07/22/2024	17,280
ConocoPhillips	46	526,148	130	09/23/2024	2,438
Dow Inc.	117	620,685	63	09/23/2024	1,170
Exxon Mobil Corp.	25	287,800	135	10/21/2024	1,250
Fidelity National Information Services, Inc.	70	527,520	83	10/21/2024	12,950
Hewlett Packard Enterprise Co.	33	69,861	24	09/23/2024	2,046
Hewlett Packard Enterprises	191	404,347	24	08/19/2024	4,202
HP, Inc.	121	423,742	37	11/18/2024	22,143
International Business Machines	32	553,440	215	09/23/2024	1,152
International Flavors & Fragrances, Inc.	71	675,991	95	08/19/2024	35,500
International Flavors & Fragrances, Inc.	67	637,907	110	11/18/2024	20,770
JM Smucker Co.	42	457,968	145	07/22/2024	210
M&T Bank Corp.	29	438,944	160	07/22/2024	3,451
Merck & Co., Inc.	65	804,700	125	07/22/2024	16,250
Merck & Co., Inc.	42	519,960	140	10/21/2024	4,704
Metlife Inc.	94	659,786	78	09/23/2024	4,230
Mondelez Intl Inc.	110	719,840	78	09/23/2024	550
Prudential Financial Inc.	90	1,054,710	125	12/23/2024	35,100
Shell PLC	140	1,010,520	78	10/21/2024	12,600
Tapestry Inc.	129	551,991	50	08/19/2024	3,225
Tapestry, Inc.	191	817,289	50	11/18/2024	17,190
Travelers Companies, Inc.	15	305,010	220	07/22/2024	1,005
Wells Fargo & Co.	127	754,253	58	08/19/2024	41,910

Total Covered Written Call Options (Premiums received $476,680)		$ 14,171,002			$ 276,446

(c) Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.